Segmental analysis	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmental analysis	Segmental analysis
The group’s organizational structure reflects the various activities in which bp is engaged as well as how performance and resource allocation is evaluated by the chief operating decision maker. At 31 December 2025, bp has three reportable segments: Gas & low carbon energy, Oil production
& operations, and Customers & products. Each are managed separately, with decisions taken for the segment as a whole, and represent a single operating segment that does not result from aggregating two or more segments.
Gas & low carbon energy comprises regions with upstream businesses that predominantly produce natural gas, gas marketing and trading activities and the group's solar, wind, hydrogen and Archaea Energy business.
Oil production & operations comprises regions with upstream activities that predominantly produce crude oil.
Customers & products comprises the group’s customer-focused businesses, which includes convenience and retail fuels, EV charging, as well as
Castrol, aviation, B2B, midstream and bp bioenergy. It also comprises our products businesses which include refining and oil trading.
Other businesses and corporate also comprises the group’s shipping and treasury functions, and corporate activities worldwide.
Change in segmentation
For 2025, our Archaea Energy business has moved from the customers & products segment to the gas & low carbon energy segment. The change in segmentation is consistent with a change in the way that resources are allocated, and performance is assessed by the chief operating decision maker, who for bp is the group chief executive.
Comparative information for 2024 and 2023 has been restated where material to reflect the changes in reportable segments.
The accounting policies of the operating segments are the same as the group’s accounting policies described in Note 1. However, IFRS requires that the measure of profit or loss disclosed for each operating segment is the measure that is provided regularly to the chief operating decision maker for the purposes of performance assessment and resource allocation. For bp, this measure of profit or loss is replacement cost profit or loss before interest and tax which reflects the replacement cost of supplies by excluding from profit or loss before interest and tax inventory holding gains and losses[a]. Replacement cost profit or loss before interest and tax for the group is not a recognized measure under IFRS.
Sales between segments are made at prices that approximate market prices, taking into account the volumes involved. Segment revenues and segment results include transactions between business segments. These transactions and any unrealized profits and losses are eliminated on consolidation, unless unrealized losses provide evidence of an impairment of the asset transferred. Sales to external customers by region are based on the location of the group subsidiary which made the sale. The UK region includes the UK-based international activities of customers &
products.
All surpluses and deficits recognized on the group balance sheet in respect of pension and other post-employment benefit plans are allocated to
Other businesses and corporate. However, the periodic expense relating to these plans is allocated to the operating segments based upon the business in which the employees work.
Certain financial information is provided separately for the US as this is an individually material country for bp, and for the UK as this is bp’s country of domicile.
aInventory holding gains and losses represent:
•the difference between the cost of sales calculated using the replacement cost of inventory and the cost of sales calculated on the first-in first-out (FIFO) method after adjusting for any changes in provisions where the net realizable value of the inventory is lower than its cost. Under the FIFO method, which we use for IFRS reporting of inventories other than for trading inventories, the cost of inventory charged to the income statement is based on its historical cost of purchase or manufacture, rather than its replacement cost. In volatile energy markets, this can have a significant distorting effect on reported income. The amounts disclosed as inventory holding gains and losses represent the difference between the charge to the income statement for inventory on a FIFO basis (after adjusting for any related movements in net realizable value provisions) and the charge that would have arisen based on the replacement cost of inventory. For this purpose, the replacement cost of inventory is calculated using data from each operation’s production and manufacturing system, either on a monthly basis, or separately for each transaction where the system allows this approach.
•an adjustment relating to certain trading inventories that are not price risk managed which relate to a minimum inventory volume that is required to be held to maintain underlying business activities. This adjustment represents the movement in fair value of the inventories due to prices, on a grade-by-grade basis, during the period. This is calculated from each operation’s inventory management system on a monthly basis using the discrete monthly movement in market prices for these inventories.
The amounts disclosed are not separately reflected in the financial statements as a gain or loss. No adjustment is made in respect of the cost of inventories held as part of a trading position and certain other temporary inventory positions that are price risk-managed.
5. Segmental analysis – continued

						$ million
						2025
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	40,333	24,527	148,783	2,232	(26,540)	189,335
Less: sales and other operating revenues between segments	(1,832)	(22,876)	(43)	(1,789)	26,540	—
Third party sales and other operating revenues	38,501	1,651	148,740	443	—	189,335
Earnings from joint ventures and associates – after interest and tax	(501)	690	430	(1)	—	618
Segment results
Replacement cost profit (loss) before interest and taxation	1,330	8,558	4,100	(40)	45	13,993
Inventory holding gains (losses)[a]	—	2	(1,353)	—	—	(1,351)
Profit (loss) before interest and taxation	1,330	8,560	2,747	(40)	45	12,642

Finance costs						(5,106)
Net finance income relating to pensions and other post- employment benefits						210
Profit before taxation						7,746
Other income statement items
Depreciation, depletion and amortization
US	235	4,992	1,994	89	—	7,310
Non-US	4,734	2,727	2,151	900	—	10,512
Charges for provisions, net of write-back of unused provisions, including change in discount rate	37	302	3,180	666	—	4,185
Segment assets
Investments in joint ventures and associates	7,005	10,488	3,230	2	—	20,725
Additions to non-current assets[b]	7,188	9,782	4,617	885	—	22,472
aSee explanation of inventory holding gains and losses on page 185.
bIncludes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2024
By business	gas & low carbon energy[a]	oil production & operations	customers & products[a]	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	32,628	25,637	155,401	2,290	(26,771)	189,185
Less: sales and other operating revenues between segments	(1,585)	(23,237)	(317)	(1,632)	26,771	—
Third party sales and other operating revenues	31,043	2,400	155,084	658	—	189,185
Earnings from joint ventures and associates – after interest and tax	504	1,100	393	(4)	—	1,993
Segment results
Replacement cost profit (loss) before interest and taxation[a]	3,052	10,789	(1,043)	(988)	(25)	11,785
Inventory holding gains (losses)[b]	—	(9)	(479)	—	—	(488)
Profit (loss) before interest and taxation[a]	3,052	10,780	(1,522)	(988)	(25)	11,297

Finance costs						(4,683)
Net finance income relating to pensions and other post- employment benefits						168
Profit before taxation						6,782
Other income statement items
Depreciation, depletion and amortization
US	95	4,421	2,142	89	—	6,747
Non-US	4,740	2,376	1,815	944	—	9,875
Charges for provisions, net of write-back of unused provisions, including change in discount rate	38	92	2,602	231	—	2,963
Segment assets
Investments in joint ventures and associates[a]	6,111	10,730	3,183	8	—	20,032
Additions to non-current assetsa c	12,098	7,296	6,700	1,045	—	27,139
aRestated for material items to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.
bSee explanation of inventory holding gains and losses on page 185.
cIncludes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2023
By business	gas & low carbon energy[a]	oil production & operations	customers & products[a]	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	50,297	24,904	160,215	2,657	(27,943)	210,130
Less: sales and other operating revenues between segments	(1,808)	(23,708)	(367)	(2,060)	27,943	—
Third party sales and other operating revenues	48,489	1,196	159,848	597	—	210,130
Earnings from joint ventures and associates – after interest and tax	(677)	1,164	427	(16)	—	898
Segment results
Replacement cost profit (loss) before interest and taxation	14,080	11,191	4,230	(903)	(14)	28,584
Inventory holding gains (losses)[b]	1	—	(1,237)	—	—	(1,236)
Profit (loss) before interest and taxation	14,081	11,191	2,993	(903)	(14)	27,348

Finance costs						(3,840)
Net finance income relating to pensions and other post- employment benefits						241
Profit before taxation						23,749
Other income statement items
Depreciation, depletion and amortization
US	96	3,554	1,883	85	—	5,618
Non-US	5,584	2,138	1,665	923	—	10,310
Charges for provisions, net of write-back of unused provisions, including change in discount rate	139	35	2,007	152	—	2,333
Segment assets
Investments in joint ventures and associates[a]	5,404	10,721	4,096	28	—	20,249
Additions to non-current assetsa c	5,451	7,384	8,791	1,075	—	22,701
aRestated for material items to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.
bSee explanation of inventory holding gains and losses on page 185.
cIncludes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

			$ million
			2025
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	56,703	132,632	189,335
Other income statement items
Production and similar taxes	175	1,523	1,698
Non-current assets
Non-current assetsb c	61,269	77,194	138,463
aNon-US region includes UK $28,714 million
bNon-US region includes UK $21,529 million
cIncludes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2024
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	58,804	130,381	189,185
Other income statement items
Production and similar taxes	149	1,650	1,799
Non-current assets
Non-current assetsb c	63,415	81,937	145,352
aNon-US region includes UK $24,577 million.
bNon-US region includes UK $25,354 million.
cIncludes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
5. Segmental analysis – continued

			$ million
			2023
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	60,577	149,553	210,130
Other income statement items
Production and similar taxes	136	1,643	1,779
Non-current assets
Non-current assetsb c	64,238	83,816	148,054
aNon-US region includes UK $39,975 million.
bNon-US region includes UK $23,949 million.
cIncludes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.